Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,345	£ 1,475
Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	79	77
Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	17
Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	62
Personal loans [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance		1
Credit cards [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	53	48
Credit cards [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	10
Credit cards [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	43
Overdrafts [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	26	28
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	7
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	19
Total other unsecured [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	79	£ 77
Total other unsecured [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	17
Total other unsecured [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	£ 62